Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ (186)	£ 665		£ 217
Recoveries of loans and advances, net of collection costs	(17)	(24)		(40)
Off-balance sheet exposures (See Note 29)	(30)	(3)		22
Impairment loss on financial assets	(233)	638	[1]	199	[1]
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	386	258		420
Provisions for residual value and voluntary termination	(9)	6		6
Provisions for other liabilities and charges	377	264	[1]	426	[1]
Total operating credit impairment loss/(release), provisions and charges	£ 144	£ 902	[1]	£ 625	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.